Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2021
Deferred income tax
Schedule of evolution deferred tax assets and liabilities

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2021	215,331	36,181	3,245	254,757
Increase of deferred tax liabilities for the year	62,472	2,675	5,116	70,263
Translation differences and inflation adjustment	1,675	(6,534)	(276)	(5,135)
Balances at December 31, 2021	279,478	32,322	8,085	319,885
Balances at January 1, 2020	222,724	25,626	28,126	276,476
Increase/(Decrease) of deferred tax liabilities for the year	(5,207)	18,022	(16,800)	(3,985)
Translation differences and inflation adjustment	(2,186)	(7,467)	(8,081)	(17,734)
Balances at December 31, 2020	215,331	36,181	3,245	254,757

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2021	24,167	120,624	1,152	10,563	156,506
Acquisitions of business	-	-	-	1,078	1,078
Increase/(decrease) of deferred tax assets for the year	12,234	6,058	(308)	2,252	20,236
Translation differences and inflation adjustment	(2,328)	(13,378)	88	(871)	(16,489)
Balances at December 31, 2021	34,073	113,304	932	13,022	161,331
Balances at January 1, 2020	15,906	164,282	1,681	8,967	190,836
Increase/(decrease) of deferred tax assets for the year	10,868	(3,920)	(417)	3,289	9,820
Translation differences and inflation adjustment	(2,607)	(39,738)	(112)	(1,693)	(44,150)
Balances at December 31, 2020	24,167	120,624	1,152	10,563	156,506

Schedule of recoverability analysis of deferred tax assets

	For the Year ended
	December 31,
	2021	2020
Deferred tax assets to be recovered within 12 months	2,572	1,533
Deferred tax assets to be recovered after 12 months	158,759	154,973
Deferred tax liabilities to be incurred within 12 months	(4,097)	(4,586)
Deferred tax liabilities to be incurred after 12 months	(315,788)	(250,171)

Schedule of unrecognized deferred income tax assets

	2021	2020
Deferred tax assets	68,867	73,038
Deferred tax liabilities	(227,421)	(171,289)